Other Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2017
Other Borrowed Funds
Schedule of other borrowed funds
	December 31,
	2017	2016
	(Dollars in Thousands)
Federal Home Loan Bank advances—short-term
Balance at year end	$945,225	$583,375
Rate on balance outstanding at year end	1.44%	0.66%
Average daily balance	$839,858	$483,379
Average rate	1.23%	0.47%
Maximum amount outstanding at any month end	$1,043,250	$600,875
Federal Home Loan Bank advances—long-term(1)
Balance at year end	$250,000	$150,000
Rate on balance outstanding at year end	1.26%	0.58%
Average daily balance	$51,644	$150,000
Average rate	1.26%	0.58%
Maximum amount outstanding at any month end	$250,000	$150,000

Long-term advances outstanding at December 31, 2017 mature in the following increments:  $100,000,000 in November 2027 and $150,000,000 in December 2027 and are callable by the FHLB on a quarterly basis.  Long-Term advances outstanding at December 31, 2016 matured in January 2017.